Schedule of Future Minimum Principal Payments of Debt (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2021 (for the remainder of)	$ 5,769,293
Year one	602,806	$ 22,649,995
Year two	574,788	4,493,041
Year three	145,146	2,744,905
Year four	7,796	161,093
Year five		11,688
Long-term Debt, Total	$ 7,099,829	$ 30,060,722